Condensed financial information of the Company (Tables)	6 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
Summary of condensed balance sheet

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation, using the same accounting policies as set out in the Group’s consolidated financial statements.

Condensed balance sheets

	As of
	September 30, 2023	March 31, 2023
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash	$484,353	$1,198,204
Deferred expenses	15,500	46,500
Amounts due from subsidiaries and VIE	3,791,734	3,766,314
Investment in subsidiaries and VIE	22,029,451	22,721,204
TOTAL ASSETS	$26,321,038	$27,732,222
Amounts due to related parties	2,107	2,107
Accrued expenses	712,704	775,873
TOTAL LIABILITIES	$714,811	$777,980
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Accumulated profits	7,744,927	8,111,900
Accumulated other comprehensive income	(1,942,677)	(961,635)
Total shareholders’ equity	$25,606,227	$26,954,242

Condensed statements of income (unaudited)

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2023	2022
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(658,803)	$(1,245,367)
Share of profit in subsidiaries and VIE	289,289	(1,737,721)
Others, net	2,541	(1,028)
(Loss)/Income before income tax provision	(366,973)	(2,984,116)
Provision for income tax	—	—
Net (loss)/profit	$(366,973)	$(2,984,116)

Condensed statements of comprehensive income (unaudited)

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2023	2022
Net loss	$(366,973)	$(2,984,116)
Other comprehensive loss	(981,042)	(4,616,732)
Total comprehensive loss	$(1,348,015)	$(7,600,848)

Condensed cash flow

Condensed cash flow

	For the six months ended
	September 30,
	2023	2022
Net cash (used by) / provided by operating activities	$(713,851)	$(862,420)
Net cash used in investing activities	—	(245,000)
Net cash provided by financing activities	—	—
Net cash (outflow) / inflow	$(713,851)	$(1,107,420)